SCHEDULE OF POTENTIALLY DILUTE BASIC NET LOSS PER ORDINARY SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	12,386,007	12,386,007
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	7,480,878	8,239,020